Note 7 - Preferred Stock	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Preferred Stock [Text Block]
7 .	Preferred Stock

Series A Convertible Preferred Stock

In March 2012, we issued 2,200 shares of our Series A Convertible Preferred Stock, $1,000 stated value (“Series A Preferred Stock”), which were originally convertible into 2,933,333 shares of our common stock, and warrants to purchase up to 8,799,999 shares of our common stock for gross proceeds of $2.2 million. Net proceeds, after deduction of placement agent fees and other expenses, were approximately $2.0 million.

Each share of Series A Preferred Stock was entitled to a liquidation preference equal to the initial purchase price, had no voting rights, and was not entitled to a dividend. The Series A Preferred Stock was convertible at any time at the option of the holders into shares of our common stock. The initial conversion price was $0.75 and during 2012, 1,412 of the Series A Preferred Shares were converted at this price into an aggregate of 1,882,667 shares of our common stock. Effective December 11, 2013, we amended the designation of the Series A Preferred Stock in connection with the issuance of our Series B Convertible Preferred Stock (see discussion below). The amendment had the effect of reducing the conversion price of the then-outstanding Series A Preferred Stock to $0.35 and during the remainder of 2013, 717 shares of the Series A Preferred Stock were converted at this price into an aggregate of 2,048,570 shares of our common stock. The remaining 71 shares of Series A Preferred Stock were converted into 202,857 shares of our common stock in January 2014, and there are no shares of Series A Preferred Stock outstanding at December 31, 2014.

We assessed the Series A Preferred Stock and the related warrants under ASC Topic 480, “
Distinguishing Liabilities from Equity
” (“ASC 480”), ASC Topic 815, “
Derivatives and Hedging
” (“ASC 815”), and ASC Topic 470, “
Debt
” (“ASC 470”). The preferred stock contains an embedded feature allowing an optional conversion by the holder into common stock which meets the definition of a derivative. However, we determined that the preferred stock is an “equity host” (as described by ASC 815) for purposes of assessing the embedded derivative for potential bifurcation and that the optional conversion feature is clearly and closely associated to the preferred stock host; therefore the embedded derivative does not require bifurcation and separate recognition under ASC 815. We determined there to be a beneficial conversion feature (“BCF”) requiring recognition at its intrinsic value. Since the conversion option of the preferred stock was immediately exercisable, the amount allocated to the BCF was immediately accreted to preferred dividends, resulting in an increase in the carrying value of the preferred stock. We also assessed the warrants issued in connection with the financing under ASC 815 and determined that they did not initially meet the definition of a derivative, but will require evaluation on an on-going basis. As of December 31, 2014, we determined that the warrants still did not meet the definition of a derivative.

The following is a summary of the allocation of net proceeds and reconciliation to the carrying value of the Series A Preferred Stock at December 31, 2014:

Net proceeds	$1,999,032
Fair value of warrants (recorded to Additional Paid-in Capital)	(1,127,418)
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(762,667)
Net proceeds allocated to preferred stock	108,947
Accretion of beneficial conversion feature (deemed dividend)	762,667
Initial carrying value of preferred stock	871,614
Accretion of beneficial conversion feature (deemed dividend) related to issuance of Series B Convertible Preferred Stock	360,229
Conversions to common stock	(1,231,843)
Carrying value at December 31, 2014	$-0	-

Series B Convertible Preferred Stock

In December 2013, we issued 1,650 shares of our Series B Convertible Preferred Stock, $1,000 stated value (“Series B Preferred Stock”), which was originally convertible into 4,714,286 shares of our common stock, for gross proceeds of $1.65 million. Net proceeds, after deduction of transaction expenses, were approximately $1.6 million. No warrants were issued in connection with the transaction.

Each share of Series B Preferred Stock has a liquidation preference equal to the initial purchase price, has no voting rights, and is not entitled to a dividend. The Series B Preferred Stock may be converted at any time at the option of the holders into shares of our common stock at a conversion price of $0.35. During 2014, 1,550 shares of the Series B Preferred Stock were converted into 4,428,571 shares of our common stock. As of December 31, 2014, there were 100 shares of Series B Preferred Stock outstanding, convertible into 285,714 shares of our common stock.

In conjunction with the issuance of the Series B Preferred Stock, we entered into an agreement with the holders of the Series A Preferred Stock to amend the designation of the Series A Preferred Stock. The amendment had the effect of reducing the conversion price of the then-outstanding 788 Series A Preferred Shares from $0.75 to $0.35.

We assessed the Series B Preferred Stock using the same methodology as for the Series A Preferred Stock (see discussion above), and resulting in the same determinations. The following is a summary of the allocation of net proceeds and reconciliation to the carrying value of the Series B Preferred Stock at December 31, 2014:

Net proceeds	$1,615,798
Beneficial conversion feature – Series A Preferred Stock (recorded to Additional Paid-in Capital)	(360,229)
Beneficial conversion feature – Series B Preferred Stock (recorded to Additional Paid-in Capital)	(754,286)
Net proceeds allocated to preferred stock	501,283
Accretion of beneficial conversion feature (deemed dividend)	754,286
Conversions to common stock	(1,179,474)
Carrying value at December 31, 2014	$76,095